Retirement Benefit Plans - Total Defined Benefit Plan Amount Charged to Income Statement (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of net defined benefit liability (asset) [abstract]
Net interest income	£ (5)	£ (18)	£ (4)
Current service cost	31	33	37
Past service cost	1	1	2
Administration costs	8	8	6
Total	£ 35	£ 24	£ 41